Restatement of Previously Reported Financial Statements - Schedule of Error Corrections and Prior Period Adjustments (Details)	Mar. 11, 2021 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	$ 324,019,600
Total liabilities	11,775,858
Class A ordinary shares subject to possible redemption	320,000,000
Preference shares
Additional paid-in capital	0
Accumulated deficit	(7,757,162)
Total shareholders' deficit	(7,756,258)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	324,019,600
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	320,000,000
Common Stock, Value, Issued	104
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Value, Issued	800
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	324,019,600
Total liabilities	11,775,858
Class A ordinary shares subject to possible redemption	307,243,740
Preference shares	0
Additional paid-in capital	5,068,587
Accumulated deficit	(69,617)
Total shareholders' deficit	5,000,002
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	324,019,600
As Previously Reported | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Value, Issued	232
As Previously Reported | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Value, Issued	800
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A ordinary shares subject to possible redemption	12,756,260
Preference shares	0
Additional paid-in capital	(5,068,587)
Accumulated deficit	(7,687,545)
Total shareholders' deficit	(12,756,260)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	0
Adjustment | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Value, Issued	(128)
Adjustment | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Value, Issued	0
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total Assets	324,019,600
Total liabilities	11,775,858
Class A ordinary shares subject to possible redemption	320,000,000
Preference shares	0
Additional paid-in capital	0
Accumulated deficit	(7,757,162)
Total shareholders' deficit	(7,756,258)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	324,019,600
As Restated | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Value, Issued	104
As Restated | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Value, Issued	$ 800